Stockholders' Equity - Summary of Common Stock (Parenthetical) (Detail) - shares	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Classes of Share Capital [Line Items]
Fixed portion of shares issued	13,068,000,000	13,068,000,000
Variable portion of shares issued	36,985,072,077	38,765,385,003
Series A [Member]
Disclosure of Classes of Share Capital [Line Items]
Percentage of capital stock	64.00%
Series B [Member]
Disclosure of Classes of Share Capital [Line Items]
Percentage of capital stock	36.00%